Write-down of Vessel and Discontinued Operations - Summary of Net (Loss) Income from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES	$ 222,412	$ 224,158	$ 434,524	$ 451,506
OPERATING EXPENSES
Voyage (recoveries) expenses	23,273	33,697	46,221	63,214
Vessel operating expenses	86,519	76,398	163,843	153,258
Depreciation and amortization	50,265	48,387	94,775	96,391
General and administrative	10,417	8,706	20,807	17,630
Write down of vessels		1,048		1,048
Total operating expenses	185,962	181,205	356,570	358,127
(Loss) Income from vessel operations	36,450	42,953	77,954	93,379
OTHER ITEMS
Interest expense	(16,035)	(12,267)	(27,663)	(24,782)
Foreign currency exchange (loss) gain	3,555	888	(83)	(1,872)
Other (expense) income - net	260	(119)	574	1,278
Total other items	24,744	(71,677)	7,151	(69,104)
Net (loss) income from discontinued operations	(2,134)	15,149	(4,309)	18,238
Discontinued operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
REVENUES	7,450	26,993	19,760	44,243
OPERATING EXPENSES
Voyage (recoveries) expenses	(41)	4,103	237	11,067
Vessel operating expenses	1,307	3,510	3,098	8,107
Depreciation and amortization	397	1,617	1,236	3,223
General and administrative	99	155	374	917
Write down of vessels	6,917		18,164
Loss on sale of vessels	865	2,221	865	2,221
Total operating expenses	9,544	11,606	23,974	25,535
(Loss) Income from vessel operations	(2,094)	15,387	(4,214)	18,708
OTHER ITEMS
Interest expense	(37)	(238)	(89)	(500)
Foreign currency exchange (loss) gain	(2)		(4)	2
Other (expense) income - net	(1)		(2)	28
Total other items	(40)	(238)	(95)	(470)
Net (loss) income from discontinued operations	$ (2,134)	$ 15,149	$ (4,309)	$ 18,238